Parent Company Only Condensed Financial Information - Schedule of Statements of Operations (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Operating costs and expenses:
General and administrative expenses	$ 24,840,917	$ 373,892
Total operating expenses	24,840,917
Other income (expense):
Other income	30,002
Interest income	2,552
Interest expense	(41)
Total other income (expenses)	32,513
Income of subsidiaries and VIEs	443,651	852,453	852,042
Net (loss) income	$ (24,364,753)	$ 478,561	$ 852,042